Combined Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Jun. 30, 2023	56,000,000
Balance at Jun. 30, 2023	$ 6	$ 33,154	$ (29,957)	$ 0	$ 3,203
Net income for the year	0	0	(743)	0	(743)
Share-based compensation recognized in equity	0	102	0	0	102
Net loss for the year	$ 0	0	(743)	0	(743)
Balance (in shares) at Jun. 30, 2024	56,000,000
Balance at Jun. 30, 2024	$ 6	33,256	(30,700)	0	2,562
Net income for the year	0	0	(5,369)	0	(5,369)
Share-based compensation recognized in equity	$ 0	236	0	0	236
New shares issued (in shares)	112,000,000
New shares issued	$ 11	997	0	0	1,008
Waiver of loan for capital contribution	0	11,294	0	0	11,294
Net loss for the year	$ 0	0	(5,369)	0	(5,369)
Balance (in shares) at Jun. 30, 2025	168,000,000
Balance at Jun. 30, 2025	$ 17	45,783	(36,069)	0	9,731
Net income for the year	0	0	3,424	0	3,424
Share-based compensation recognized in equity	0	795	0	0	795
Net loss for the year	$ 0	0	3,424	0	3,424
Share consolidation (in shares)	(159,599,885)
Share consolidation	$ 0	0	0	0	0
Exercise of share-based compensation (in shares)	84,466
Exercise of share-based compensation	$ 0	0	0	0	0
Other comprehensive loss	$ 0	0	0	(17)	(17)
Balance (in shares) at Jun. 30, 2026	8,484,581
Balance at Jun. 30, 2026	$ 17	$ 46,578	$ (32,645)	$ (17)	$ 13,933